As filed with the Securities and Exchange Commission on March 1, 2011
Registration No.333-148723
Registration No.811-22172

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (X)

Pre-Effective Amendment No. ( )
Post-Effective Amendment No. (24)
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 (X)
Amendment No. (27)

WORLD FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

8730 Stony Point Parkway, Suite 205, Richmond, VA 23235
(Address of Principal Executive Offices)

(804) 267-7400
(Registrant's Telephone Number)

The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801
 (Name and Address of Agent for Service)

With Copy to:
John H. Lively
The Law Offices of John H. Lively & Associates, Inc .
A member firm of The 1940 Act Law Group
2041 West 141st Terrace, Suite 119
Leawood, KS  66224

Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective (check appropriate box):

[ X ]  immediately upon filing pursuant to paragraph (b).
[     ]  on ___________  pursuant to paragraph (b).
[     ]  60 days after filing pursuant to paragraph (a)(a).
[     ]  on _________________ pursuant to paragraph (a)(1).
[     ]  75 days after filing pursuant to paragraph (a)(2).
[     ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

EXPLANATORY NOTE

This Post-Effective Amendment No. 24 to the Trust’s Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment Nos. 19 and 20 filed on January 31, 2011 and incorporates Parts A, B and C from said amendments.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 (the “Securities Act”) and the Registrant has duly caused this Post-Effective Amendment No. 24 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Richmond, Commonwealth of Virginia on the 1st day of  March 2011.

WORLD FUNDS TRUST

By:       *
John Pasco, III
Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
* John Pasco, III	Trustee and Chairman	March 1, 2011
* Anthony J. Hertl	Trustee	March 1, 2011
* David J. Urban	Trustee	March 1, 2011
* Mary Lou H. Ivey	Trustee	March 1, 2011
* Karen Shupe	Treasurer and Chief Financial Officer	March 1, 2011
* Lauren Jones	Secretary	March 1, 2011

*By:  Karen Shupe
Attorney-in-fact pursuant to Powers of Attorney

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase